Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0002007702
Registrant Name	CELLYAN BIOTECHNOLOGY CO., LTD
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A